Dividend Reinvestment Plan (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Banking and Thrift [Abstract]
Original issue shares under the terms of the dividend reinvestment plan (DRIP) (in shares)	161,514	125,960	98,318